Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
3. Consolidated Balance Sheet Components

Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2023

	(in thousands)
Molds and tooling	$267,756	$286,305
Displays	64,960	91,074
Computer and software	53,565	100,225
Leasehold improvements	42,711	36,061
Equipment	19,826	19,391
Furniture and fixtures	17,694	10,614
Total property and equipment	466,512	543,670
Less: accumulated depreciation and amortization	(266,800)	(389,689)
Construction in progress	11,752	12,271
Property and equipment, net	$211,464	$166,252

Depreciation and amortization expenses were $98.4 million, $81.0 million and $64.2 million for the years ended December 31, 2024, 2023, and 2022, respectively.

 Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2023

	(in thousands)
Accrued customer incentives	$291,384	$207,593
Accrued expenses	177,573	106,198
Accrued compensation and benefits	109,156	89,658
Accrued returns	86,557	58,828
Accrued delivery and distributions	52,711	29,850
Accrued warranty	26,955	28,090
Accrued advertising	20,779	35,968
Sales and other tax payable	20,318	19,904
Accrued professional fees	18,451	8,071
Operating lease liabilities, current	18,133	8,390
Derivative liabilities	66	3,370
Other	19,446	24,413
Accrued expenses and other current liabilities	$841,529	$620,333